Other information - Schedule of Supplemental Cash Flow Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional Financial Information Disclosure [Abstract]
Interest paid	$ 149.5	$ 156.2	$ 183.1
Interest received	3.1	5.0	8.9
Undrawn credit facility fee paid	1.9	0.8	1.7
Income taxes paid	25.7	16.8	0.0
Non-cash financing and investing transactions:
APR Energy loans settled in shares	0.0	8.3	0.0
Asset retirement obligations liabilities incurred	0.0	5.3	0.0
Asset retirement obligations provision re-assessment	0.0	2.9	0.0
Cancellation of common shares issued on acquisition	0.0	12.5	0.0
Change in right-of-use assets and operating lease liabilities	9.6	1.2	0.7
Commencement of sales-type lease	343.9	57.0	316.7
Common shares issued on APR Energy acquisition	0.0	316.8	0.0
Contingent consideration asset related to APR Energy acquisition	0.0	95.2	0.0
Dividend reinvestment	0.0	0.3	1.2
Holdback Shares reserved on APR Energy acquisition	0.0	70.6	0.0
Interest capitalized on vessels under construction	18.9	0.0	0.0
Net assets acquired on acquisition	0.0	287.7	0.0
Payments to shipyard by financing company	180.0	0.0	0.0
Purchase price adjustment related to APR Energy acquisition	0.0	4.5	0.0
Prepayments transferred to vessels upon vessel delivery	12.7	46.8	0.0
Reclassification on lease modification	0.0	377.4	0.0
Refinancing of existing term loan credit facilities with draws made on new debt	0.0	0.0	302.7
Non-Cash Financing And Investing Transactions	565.1	1,286.5	621.3
Changes in operating assets and liabilities
Accounts receivable	35.2	(17.1)	(2.3)
Inventories	0.2	(5.9)	6.3
Prepaids expenses and other, and other assets	(54.1)	(10.3)	(0.9)
Net investment in lease	14.9	13.3	9.3
Accounts payable and accrued liabilities	16.6	(16.4)	11.5
Settlement of decommissioning provisions	(6.0)	(5.9)	0.0
Deferred revenue	18.1	8.4	(0.6)
Income tax payable	(13.5)	3.9	0.0
Major maintenance	(38.7)	(54.6)	(22.3)
Other liabilities	18.9	(8.6)	0.0
Operating lease liabilities	(122.6)	(114.7)	(111.9)
Derivative instruments	26.5	22.5	55.0
Contingent consideration asset	6.1	18.7	0.0
Changes In Operating Assets And Liabilities	$ (98.4)	$ (166.7)	$ (55.9)